Borrowings (Schedule of Borrowings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Short-term borrowings with Federal Home Loan Bank	$ 21,769	$ 32,196	$ 35,057
Maximum outstanding at any month end	40,490	38,318	46,590
Securities Sold under Agreements to Repurchase [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Short-term borrowings with Federal Home Loan Bank	9,769	4,496	4,996
Maximum outstanding at any month end	$ 9,769	$ 6,018	$ 5,106
Weighted average interest rate as of December 31	0.32%	0.18%	0.10%
Average amount outstanding during the year	$ 4,823	$ 4,712	$ 4,716
Weighted average interest rate during the year	0.64%	0.11%	0.10%
Overnight Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Short-term borrowings with Federal Home Loan Bank	$ 12,000	$ 27,700	$ 30,061
Maximum outstanding at any month end	30,721	32,300	35,234
Mid-Term Repo [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Maximum outstanding at any month end			6,250
Short-term borrowings with Federal Home Loan Bank [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Short-term borrowings with Federal Home Loan Bank	$ 12,000	$ 27,700	$ 30,061
Weighted average interest rate as of December 31	1.54%	0.74%	0.44%
Average amount outstanding during the year	$ 25,476	$ 15,696	$ 16,309
Weighted average interest rate during the year	1.16%	0.60%	0.38%